Cover	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	S-1/A
Entity Registrant Name	flyExclusive, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-1740840
Entity Address, Address Line One	2860 Jetport Road
Entity Address, City or Town	Kinston
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28504
City Area Code	252
Local Phone Number	208-7715
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001843973
Amendment Flag	false
Entity Primary SIC Number	4522
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	2860 Jetport Road
Entity Address, City or Town	Kinston
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28504
City Area Code	252
Local Phone Number	208-7715
Contact Personnel Name	Thomas James Segrave, Jr.